F/m Investments Large Cap Focused Fund
Schedule of Investments
May 31, 2025 (Unaudited)

COMMON STOCKS - 92.8%	Shares	Value
Communication Services - 12.7%
Alphabet, Inc. - Class A	7,601	$1,305,396
Meta Platforms, Inc. - Class A	5,683	3,679,685
Netflix, Inc. (a)	3,356	4,051,464
		9,036,545

Consumer Discretionary - 5.1%
Amazon.com, Inc. (a)	17,595	3,607,151

Financials - 6.0%
LPL Financial Holdings, Inc.	7,117	2,755,418
Mastercard, Inc. Class A - Class A	2,638	1,544,813
		4,300,231

Health Care - 2.3%
Boston Scientific Corp. (a)	15,391	1,620,057

Information Technology - 66.7%
Advanced Micro Devices, Inc. (a)	22,673	2,510,581
Apple, Inc.	36,471	7,325,200
AppLovin Corp. - Class A (a)	7,914	3,110,202
Astera Labs, Inc. (a)	19,611	1,779,110
Broadcom, Inc.	9,090	2,200,416
Ciena Corp. (a)	19,091	1,528,425
CyberArk Software Ltd. (a)	5,332	2,040,983
First Solar, Inc. (a)	18,550	2,932,384
HubSpot, Inc. (a)	4,260	2,512,974
Microsoft Corp.	6,535	3,008,453
NVIDIA Corp.	56,620	7,651,061
Palantir Technologies, Inc. - Class A (a)	45,506	5,996,781
Palo Alto Networks, Inc. (a)	8,394	1,615,173
ServiceNow, Inc. (a)	1,874	1,894,783
ServiceTitan, Inc. - Class A (a)	12,506	1,384,039
		47,490,565
TOTAL COMMON STOCKS (Cost $54,520,655)		66,054,549

EXCHANGE TRADED FUNDS - 5.9%	Shares	Value
F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF	41,504	2,080,595
US Treasury 6 Month Bill ETF	41,697	2,091,313
TOTAL EXCHANGE TRADED FUNDS (Cost $4,176,316)		4,171,908

SHORT-TERM INVESTMENTS - 2.0%		Value
Money Market Funds - 2.0%	Shares
First American Treasury Obligations Fund - Class X, 4.24% (b)	1,457,121	1,457,121
TOTAL SHORT-TERM INVESTMENTS (Cost $1,457,121)		1,457,121

TOTAL INVESTMENTS - 100.7% (Cost $60,154,092)		71,683,578
Liabilities in Excess of Other Assets - (0.7)%		(483,144)
TOTAL NET ASSETS - 100.0%		$71,200,434
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of May 31, 2025.

Summary of Fair Value Disclosure as of May 31, 2025 (Unaudited)

F/m Investments Large Cap Focused Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of May 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$66,054,549	$–	$–	$66,054,549
Exchange Traded Funds	4,171,908	–	–	4,171,908
Money Market Funds	1,457,121	–	–	1,457,121
Total Investments	$71,683,578	$–	$–	$71,683,578

Refer to the Schedule of Investments for further disaggregation of investment categories.